Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 24.23%
Azerbaijan: 1.51%
State Oil Co. of the Azerbaijan Republic (Energy, Oil, gas & consumable fuels)	6.95%	3-18-2030	$200,000	$ 202,362
Chile: 1.55%
Codelco Incorporated (Materials, Metals & mining)	4.25	7-17-2042	250,000	207,978
China: 5.81%
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, gas & consumable fuels)	3.25	4-28-2025	200,000	191,871
State Grid Overseas Investment (2014) Limited (Utilities, Electric utilities)	4.13	5-7-2024	400,000	395,555
State Grid Overseas Investment (2016) Limited (Utilities, Electric utilities)	2.88	5-18-2026	200,000	189,524
				776,950
Indonesia: 2.45%
PT Pertamina Persero Tbk (Energy, Oil, gas & consumable fuels)	5.63	5-20-2043	200,000	187,845
PT Perusahaan Listrik Negara Tbk (Utilities, Electric utilities)	4.00	6-30-2050	200,000	140,016
				327,861
Kazakhstan: 1.13%
KazMunayGas National Company JSC (Energy, Oil, gas & consumable fuels)	5.75	4-19-2047	200,000	150,740
Malaysia: 3.42%
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	3.50	4-21-2030	200,000	183,622
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	4.50	3-18-2045	300,000	274,107
				457,729
Mexico: 1.64%
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.35	2-12-2048	30,000	18,249
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.38	1-23-2045	30,000	18,405
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.50	6-2-2041	30,000	19,200
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.75	9-21-2047	110,000	69,824
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.95	1-28-2060	50,000	31,971
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	7.69	1-23-2050	90,000	61,934
				219,583
Peru: 1.18%
Petroleos del Peru - Petroperu SA (Energy, Oil, gas & consumable fuels)	4.75	6-19-2032	200,000	157,200
Saudi Arabia: 1.35%
KSA Sukuk Limited (Financials, Diversified financial services)	2.97	10-29-2029	200,000	180,806
See accompanying notes to portfolio of investments

Allspring Emerging Markets Bond Portfolio  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Africa: 1.40%
Eskom Holdings SOC Limited (Utilities, Electric utilities)	6.35%	8-10-2028	$200,000	$ 187,250
United Arab Emirates: 2.79%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Oil, gas & consumable fuels)	4.60	11-2-2047	200,000	179,000
Mamoura Diversified Global Holding GMTN BV (Financials, Diversified financial services)	3.00	4-19-2024	200,000	194,246
				373,246
Total Yankee corporate bonds and notes (Cost $3,724,488)				3,241,705
Yankee government bonds: 73.82%
Abu Dhabi Government	3.88	4-16-2050	200,000	166,756
Arab Republic of Egypt	5.88	6-11-2025	200,000	184,022
Arab Republic of Egypt	8.70	3-1-2049	200,000	135,348
Dominican Republic	5.88	1-30-2060	200,000	148,250
Dominican Republic	5.95	1-25-2027	350,000	340,065
Federative Republic of Brazil	4.50	5-30-2029	200,000	185,376
Federative Republic of Brazil	4.63	1-13-2028	200,000	191,423
Federative Republic of Brazil	5.00	1-27-2045	200,000	154,582
Islamic Republic of Pakistan	8.25	9-30-2025	200,000	91,556
Kingdom of Bahrain	6.75	9-20-2029	200,000	198,154
Kingdom of Bahrain	7.00	10-12-2028	200,000	199,980
Lebanese Republic †	6.60	11-27-2026	250,000	14,450
Lebanese Republic	6.65	2-26-2030	50,000	2,884
Lebanese Republic †	7.05	11-2-2035	200,000	11,560
Oman Government	4.75	6-15-2026	200,000	192,159
Oman Government	6.50	3-8-2047	200,000	178,212
Oriental Republic of Uruguay	4.98	4-20-2055	100,000	95,869
Oriental Republic of Uruguay	5.10	6-18-2050	225,000	221,447
Perusahaan Penerbit SBSN Indonesia III	4.45	2-20-2029	200,000	196,784
Qatar Government	4.00	3-14-2029	200,000	195,916
Qatar Government	4.63	6-2-2046	450,000	423,675
Republic of Angola	8.25	5-9-2028	200,000	185,316
Republic of Argentina øø	1.50	7-9-2030	100,000	25,647
Republic of Argentina øø	1.50	7-9-2035	275,000	64,285
Republic of Argentina øø	3.50	7-9-2041	145,000	39,306
Republic of Argentina øø	3.88	1-9-2038	215,000	64,336
Republic of Chile	3.13	1-21-2026	200,000	190,063
Republic of Colombia	4.13	5-15-2051	200,000	116,004
Republic of Colombia	4.50	1-28-2026	200,000	185,455
Republic of Colombia	7.38	9-18-2037	150,000	138,000
Republic of Ecuador øø	2.50	7-31-2035	200,000	87,680
Republic of Eduador øø	1.50	7-31-2040	225,000	89,943
Republic of El Salvador	7.65	6-15-2035	150,000	56,625
Republic of Ghana	6.38	2-11-2027	200,000	76,311
Republic of Ghana	8.13	1-18-2026	200,000	86,000
Republic of Guatemala	4.38	6-5-2027	200,000	189,048
Republic of Hungary	5.38	3-25-2024	200,000	199,888
Republic of Hungary	7.63	3-29-2041	80,000	87,043
Republic of Indonesia	5.13	1-15-2045	200,000	191,943
Republic of Jamaica	8.00	3-15-2039	100,000	113,911
Republic of Kazakhstan	6.50	7-21-2045	200,000	207,419
Republic of Kenya	6.88	6-24-2024	200,000	186,001
Republic of Nigeria	7.63	11-21-2025	200,000	183,776
See accompanying notes to portfolio of investments

2  |  Allspring Emerging Markets Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
Yankee government bonds: 73.82% (continued)
Republic of Nigeria		7.63%	11-28-2047	$200,000	$ 132,742
Republic of Panama		3.87	7-23-2060	200,000	132,730
Republic of Panama		4.50	5-15-2047	350,000	272,952
Republic of Paraguay		5.00	4-15-2026	75,000	74,625
Republic of Peru		2.78	12-1-2060	20,000	11,869
Republic of Peru		3.55	3-10-2051	40,000	29,032
Republic of Peru		4.13	8-25-2027	100,000	96,859
Republic of Peru		5.63	11-18-2050	100,000	99,522
Republic of Philippines		2.65	12-10-2045	200,000	136,663
Republic of Philippines		3.70	2-2-2042	200,000	162,358
Republic of Philippines		5.50	3-30-2026	200,000	204,647
Republic of Poland		4.00	1-22-2024	40,000	39,500
Republic of South Africa		6.25	3-8-2041	200,000	174,000
Republic of Sri Lanka		6.35	6-28-2024	200,000	61,322
Republic of Turkey		4.88	10-9-2026	200,000	178,074
Republic of Turkey		5.60	11-14-2024	200,000	195,000
Republic of Turkey		6.63	2-17-2045	200,000	152,500
Republic of Turkey		7.38	2-5-2025	180,000	180,824
Republic of Venezuela †		6.00	12-9-2020	225,000	14,489
Republic of Venezuela †		7.00	3-31-2038	200,000	15,877
Romania Government		4.00	2-14-2051	150,000	99,680
Romania Government		4.88	1-22-2024	60,000	59,733
Romania Government		5.13	6-15-2048	140,000	111,616
Saudi Government		3.63	3-4-2028	200,000	190,230
Saudi Government		4.50	10-26-2046	200,000	175,500
Trinidad & Tobago Government		4.50	8-4-2026	200,000	195,449
United Mexican States		3.25	4-16-2030	200,000	177,665
United Mexican States		4.75	3-8-2044	40,000	33,587
United Mexican States		5.55	1-21-2045	20,000	18,654
United Mexican States		6.05	1-11-2040	20,000	20,060
United Mexican States		6.75	9-27-2034	130,000	138,082
Total Yankee government bonds (Cost $12,438,443)					9,878,309
Total investments in securities (Cost $16,162,931)	98.05%				13,120,014
Other assets and liabilities, net	1.95				260,438
Total net assets	100.00%				$13,380,452

†	Non-income-earning security
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
See accompanying notes to portfolio of investments

Allspring Emerging Markets Bond Portfolio  |  3

Portfolio of investments—November 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Investments in affiliates no longer held at end of period
Allspring Government Money Market Fund Select Class	$783,628	$14,839,701	$(15,623,329)	$0	$0	$0	0	$6,164
See accompanying notes to portfolio of investments

4  |  Allspring Emerging Markets Bond Portfolio

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Emerging Markets Bond Portfolio  |  5

Notes to portfolio of investments—November 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Yankee corporate bonds and notes	$0	$3,241,705	$0	$3,241,705
Yankee government bonds	0	9,878,309	0	9,878,309
Total assets	$0	$13,120,014	$0	$13,120,014
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.

6  |  Allspring Emerging Markets Bond Portfolio